Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

18. Valuation and Qualifying Accounts

	Allowance for Contractual Discounts	Allowance for Uncompensated Care	Total Accounts Receivable Allowances
Balance at December 31, 2009	$1,001,285	$572,015	$1,573,300
Additions	5,193,418	1,931,518	7,124,936
Reductions	(5,102,515)	(1,874,114)	(6,976,629)

Balance at December 31, 2010	1,092,188	629,419	1,721,607
Additions	6,117,634	2,091,750	8,209,384
Reductions	(5,955,370)	(2,065,750)	(8,021,120)

Balance at December 31, 2011	$1,254,452	$655,419	$1,909,871
Additions	7,169,942	2,534,511	9,704,453
Reductions	(6,804,906)	(2,348,176)	(9,153,082)

Balance at December 31, 2012	$1,619,488	$841,754	$2,461,242

          Additions to the Company's valuation and qualifying accounts are primarily related to income statement provisions and balances added from acquisitions. Reductions to these accounts are primarily related to write-off activity.